Financial Instruments - Summary of Offsetting Other Financial Assets and Trade Payable and Other Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of offsetting of financial assets liabilities [abstract]
Gross amounts of recognized other financial assets	₨ 157,304	₨ 154,129
Gross amounts of recognized financial liabilities set off in the balance sheet	(7,077)	(6,630)
Net amounts of recognized other financial assets presented in the balance sheet	150,227	147,499
Gross amounts of recognized trade payables and other payables	86,256	95,578
Financial liabilities Gross amounts of recognized financial liabilities set off in the balance sheet	(7,077)	(6,630)
Net amounts of recognized trade payables and other payables presented in the balance sheet	₨ 79,179	₨ 88,948